CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 6,066	$ 18,948	$ 8,616
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	14,349	13,289	7,670
Other fixed assets depreciation	0	4	14
Equity (gains)/losses in unconsolidated joint ventures	18	(646)	(747)
Dividends from cumulative earnings of joint venture	0	646	1,524
Amortization and write off of deferred financing costs and debt discounts	4,726	2,522	840
Stock-based compensation expense	0	(16)	(34)
Change in fair value of derivative financial instruments	0	0	(66)
Amortization of Right of use assets from operating leases	9,232	8,571	7,943
Impairment on vessels	0	0	1,160
Gain on sale of other fixed assets	0	(15)	0
Gain on sale of vessels	0	(78)	0
(Increase)/Decrease in:
Trade accounts receivable	(309)	68	(76)
Inventories	111	(355)	(157)
Prepayments and other	(231)	(733)	323
Increase/(Decrease) in:
Due to related parties	4,411	(3,204)	(2,797)
Accounts payable	(503)	(82)	(123)
Other non-current liabilities	(100)	(125)	(75)
Accrued liabilities	189	1,068	(207)
Unearned revenue	(415)	3,372	1,584
Operating lease liabilities	(8,611)	(9,815)	(9,331)
Net Cash provided by Operating Activities	28,933	33,419	16,061
Cash Flows used in Investing Activities:
Advances for vessels under construction and capitalized expenses	0	(216,714)	(115,513)
Returns of investments in unconsolidated joint ventures (2020 Joint Venture - see Note 16)	2,520	2,304	2,976
Net proceeds from vessel sales	0	71,714	35,886
Net proceeds from sales of other fixed assets, net	0	40	0
Net Cash (used in)/ provided by Investing Activities	2,520	(142,656)	(76,651)
Cash Flows from Financing Activities:
Proceeds from debt	82,000	156,201	74,800
Proceeds from related party debt	0	9,000	0
Principal payments and prepayments of related party debt	0	(9,000)	0
Principal payments and prepayments of debt	(76,384)	(68,893)	(28,313)
Redemption of preferred shares	(26,293)	(16,191)	0
Proceeds from issuance of common stock	13,562	22,718	0
Proceeds from warrant exercises, net of fees	12	4,556	0
Equity offering issuance costs	(1,260)	(1,671)	0
Payment of financing costs	(1,668)	(3,566)	(1,076)
Dividends of preferred shares	(6,010)	(13,358)	(1,779)
Proceeds from issuance of preferred shares (Note 15)	0	47,630	0
Redemption of fractional shares due to reverse stock split	0	(15)	0
Net Cash provided by/(used in) Financing Activities	(16,041)	127,411	43,632
Net (decrease)/increase in cash and cash equivalents and restricted cash	15,412	18,174	(16,958)
Cash and cash equivalents and restricted cash at beginning of year	24,544	6,370	23,328
Cash and cash equivalents and restricted cash at end of the year	39,956	24,544	6,370
Cash breakdown
Cash and cash equivalents	35,956	20,544	2,370
Restricted cash, current	0	0	0
Restricted cash, non-current	4,000	4,000	4,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities/Due to related parties	0	0	1,530
Interest paid, net of capitalized interest	18,277	11,161	7,412
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	290	0	151
Equity issuance costs and warrant related costs included in liabilities	0	280	0
Unpaid Excess of consideration over carrying value of acquired assets included in Due to Related Parties (Note 1)	0	0	27,562
Beneficial conversion feature of Series E perpetual convertible preferred stock	0	0	900
Settlement of related party debt, interest, finance fees, Excess consideration over acquired assets, capital expenditures and dividends with issuance of preferred shares (Note 15)	0	24,370	2,188
Dividends payable included in Due to related parties	0	0	968
Carrying value of net assets of companies acquired (Note 1)	0	0	8,933
Deemed dividend equivalents on preferred shares related to redemption value (Note 15)	0	14,400	437
Deemed dividend on warrant inducement (Note 9)	0	1,345	0
Deemed dividend on Series E Shares conversion	$ 22,426	$ 0	$ 0